Form N-1A Supplement	Feb. 01, 2026
Tradr 2X Long Innovation 100 Monthly ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Tradr 2X Long Innovation 100 Monthly ETF

Ticker Symbol: MQQQ

Supplement dated January 30, 2026, to the current effective Prospectus, Summary Prospectuses and

Statement of Additional Information (“SAI”)

Reduction of each Fund’s Management Fee and Restructuring as a Unitary Fee

Effective February 1, 2026 (the “Effective Date”), AXS Investments LLC (the “Advisor”) has agreed to lower its management fee for the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and the Tradr 2X Long SPY Quarterly ETF (each a “Fund”) from 1.00% to 0.95% of the Fund’s average daily net assets. In addition, the management fee for each Fund has been restructured as a “unitary” fee, out of which the Advisor will pay each Fund’s operating expenses (excluding the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company act of 1940).

Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI.

The “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectuses with respect to each Fund is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.95%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses[2]	0.00%
Total annual fund operating expenses	0.95%

[1]	The Fund’s Annual Fund Operating Expenses have been restated to reflect current expenses, effective February 1, 2026.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

The information under the “Example” section of the Prospectus and Summary Prospectuses with respect to each Fund is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$97	$303	$525	$1,166

The third paragraph in the section “Investment Advisor” on page 183 of the Prospectus is replaced with the following:

Pursuant to the Investment Advisory Agreement between the Advisor and the Trust, on behalf of each Fund other than the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF, for its services, the Advisor is entitled to receive an annual management fee of 1.00% of each Fund’s average daily net assets, calculated daily and payable monthly.

Pursuant to the Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF, each Fund has agreed to pay an annual unitary management fee of 0.95% of its average daily net assets. This unitary management fee is designed to pay each Fund’s expenses and to compensate the Advisor for the services it provides to the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Advisor is not responsible for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Prior to February 1, 2026, each Fund paid the Advisor a management fee of 1.00% of its average daily net assets and the fee was not a “unitary” management fee (i.e., each Fund was responsible for its operating expenses).

The first paragraph in the section “Fund Expenses” on page 184 of the Prospectus and page B-32 of the SAI is replaced with the following:

Each Fund, other than the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF, is responsible for its own operating expenses (all of which will be borne directly or indirectly by the Fund’s shareholders), including among others, legal fees and expenses of counsel to the Fund and the Fund’s independent trustees; insurance (including trustees’ and officers’ errors and omissions insurance); auditing and accounting expenses; taxes and governmental fees; listing fees; fees and expenses of the Fund’s custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; expenses in connection with the issuance and offering of shares; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund and any litigation expenses. The Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF each pay a unitary management fee, out of which the Advisor pays substantially all expenses of the Fund.

All references to the contractual expense limitation agreement with respect to the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF are deleted from the Prospectus and SAI.

Please retain this Supplement with your records.

Tradr 2X Long Innovation 100 Quarterly ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Tradr 2X Long Innovation 100 Quarterly ETF

Ticker Symbol: QQQP

Supplement dated January 30, 2026, to the current effective Prospectus, Summary Prospectuses and

Statement of Additional Information (“SAI”)

Reduction of each Fund’s Management Fee and Restructuring as a Unitary Fee

Effective February 1, 2026 (the “Effective Date”), AXS Investments LLC (the “Advisor”) has agreed to lower its management fee for the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and the Tradr 2X Long SPY Quarterly ETF (each a “Fund”) from 1.00% to 0.95% of the Fund’s average daily net assets. In addition, the management fee for each Fund has been restructured as a “unitary” fee, out of which the Advisor will pay each Fund’s operating expenses (excluding the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company act of 1940).

Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI.

The “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectuses with respect to each Fund is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.95%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses[2]	0.00%
Total annual fund operating expenses	0.95%

[1]	The Fund’s Annual Fund Operating Expenses have been restated to reflect current expenses, effective February 1, 2026.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

The information under the “Example” section of the Prospectus and Summary Prospectuses with respect to each Fund is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$97	$303	$525	$1,166

The third paragraph in the section “Investment Advisor” on page 183 of the Prospectus is replaced with the following:

Pursuant to the Investment Advisory Agreement between the Advisor and the Trust, on behalf of each Fund other than the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF, for its services, the Advisor is entitled to receive an annual management fee of 1.00% of each Fund’s average daily net assets, calculated daily and payable monthly.

Pursuant to the Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF, each Fund has agreed to pay an annual unitary management fee of 0.95% of its average daily net assets. This unitary management fee is designed to pay each Fund’s expenses and to compensate the Advisor for the services it provides to the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Advisor is not responsible for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Prior to February 1, 2026, each Fund paid the Advisor a management fee of 1.00% of its average daily net assets and the fee was not a “unitary” management fee (i.e., each Fund was responsible for its operating expenses).

The first paragraph in the section “Fund Expenses” on page 184 of the Prospectus and page B-32 of the SAI is replaced with the following:

Each Fund, other than the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF, is responsible for its own operating expenses (all of which will be borne directly or indirectly by the Fund’s shareholders), including among others, legal fees and expenses of counsel to the Fund and the Fund’s independent trustees; insurance (including trustees’ and officers’ errors and omissions insurance); auditing and accounting expenses; taxes and governmental fees; listing fees; fees and expenses of the Fund’s custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; expenses in connection with the issuance and offering of shares; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund and any litigation expenses. The Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF each pay a unitary management fee, out of which the Advisor pays substantially all expenses of the Fund.

All references to the contractual expense limitation agreement with respect to the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF are deleted from the Prospectus and SAI.

Please retain this Supplement with your records.

Tradr 2X Long SPY Quarterly ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Tradr 2X Long SPY Quarterly ETF

Ticker Symbol: SPYQ

Supplement dated January 30, 2026, to the current effective Prospectus, Summary Prospectuses and

Statement of Additional Information (“SAI”)

Reduction of each Fund’s Management Fee and Restructuring as a Unitary Fee

Effective February 1, 2026 (the “Effective Date”), AXS Investments LLC (the “Advisor”) has agreed to lower its management fee for the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and the Tradr 2X Long SPY Quarterly ETF (each a “Fund”) from 1.00% to 0.95% of the Fund’s average daily net assets. In addition, the management fee for each Fund has been restructured as a “unitary” fee, out of which the Advisor will pay each Fund’s operating expenses (excluding the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company act of 1940).

Accordingly, as of the Effective Date, the following revisions are made to the Prospectus and SAI.

The “Fees and Expenses of the Fund” section of the Prospectus and Summary Prospectuses with respect to each Fund is replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example set forth below.

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.95%
Distribution and service (Rule 12b-1) fees	0.00%
Other expenses[2]	0.00%
Total annual fund operating expenses	0.95%

[1]	The Fund’s Annual Fund Operating Expenses have been restated to reflect current expenses, effective February 1, 2026.
[2]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.

The information under the “Example” section of the Prospectus and Summary Prospectuses with respect to each Fund is deleted in its entirety and replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year	Three Years	Five Years	Ten Years
$97	$303	$525	$1,166

The third paragraph in the section “Investment Advisor” on page 183 of the Prospectus is replaced with the following:

Pursuant to the Investment Advisory Agreement between the Advisor and the Trust, on behalf of each Fund other than the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF, for its services, the Advisor is entitled to receive an annual management fee of 1.00% of each Fund’s average daily net assets, calculated daily and payable monthly.

Pursuant to the Investment Advisory Agreement between the Advisor and the Trust, on behalf of the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF, each Fund has agreed to pay an annual unitary management fee of 0.95% of its average daily net assets. This unitary management fee is designed to pay each Fund’s expenses and to compensate the Advisor for the services it provides to the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other service and license fees. However, the Advisor is not responsible for the management fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Prior to February 1, 2026, each Fund paid the Advisor a management fee of 1.00% of its average daily net assets and the fee was not a “unitary” management fee (i.e., each Fund was responsible for its operating expenses).

The first paragraph in the section “Fund Expenses” on page 184 of the Prospectus and page B-32 of the SAI is replaced with the following:

Each Fund, other than the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF, is responsible for its own operating expenses (all of which will be borne directly or indirectly by the Fund’s shareholders), including among others, legal fees and expenses of counsel to the Fund and the Fund’s independent trustees; insurance (including trustees’ and officers’ errors and omissions insurance); auditing and accounting expenses; taxes and governmental fees; listing fees; fees and expenses of the Fund’s custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; expenses in connection with the issuance and offering of shares; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund and any litigation expenses. The Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF each pay a unitary management fee, out of which the Advisor pays substantially all expenses of the Fund.

All references to the contractual expense limitation agreement with respect to the Tradr 2X Long Innovation 100 Monthly ETF, Tradr 2X Long Innovation 100 Quarterly ETF and Tradr 2X Long SPY Quarterly ETF are deleted from the Prospectus and SAI.

Please retain this Supplement with your records.